SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Segment results	The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE THREE MONTHS ENDED JUN. 30 2022 US$ MILLIONS	Reinsurance[1]	Pension Risk Transfer[2]	Direct Insurance[3]	Total
Net premiums	$221	$1,010	$223	$1,454
Other net investment income, including funds withheld	49	24	101	174
Segment revenues	270	1,034	324	1,628
Proportionate share of equity accounted investment adjusted earnings	15	—	—	15
Benefits paid on insurance contracts, net	(69)	(34)	(181)	(284)
Changes in insurance reserves, net	(210)	(992)	(1)	(1,203)
Changes in deferred acquisition costs	35	—	17	52
Interest credited to other policyholder account balances	—	—	(5)	(5)
Other reinsurance expenses	(28)	—	(62)	(90)
Operating expenses excluding transactions costs	(2)	(3)	(44)	(49)
Interest expense	(5)	—	(5)	(10)
Current income tax recovery	—	—	1	1
Segment DOE	6	5	44	55
Corporate expenses				(9)
Interest expense on junior preferred shares				(11)
Depreciation expense				(3)
Income tax expenses				(7)
Transaction costs				(20)
Other mark-to-market on investments and derivatives				(38)
Other corporate activities				—
Less: Proportionate share of equity accounted investment adjusted earnings				(15)
Add: Income from equity accounted investments				49
Net income				$1

1.Net premiums in our Reinsurance segment are attributed to insurance contracts assumed from other companies.
2.Net premiums in our PRT segment include $1 million of insurance contracts ceded to other counterparties.
3.Net premiums in our Direct Insurance segment include $81 million of insurance contracts ceded to other counterparties.

FOR THE SIX MONTHS ENDED JUN. 30 2022 US$ MILLIONS	Reinsurance[1]	Pension Risk Transfer[2]	Direct Insurance[3]	Total
Net premiums	$426	$1,119	$223	$1,768
Other net investment income, including funds withheld	86	58	101	245
Segment revenues	512	1,177	324	2,013
Proportionate share of equity accounted investment adjusted earnings	31	—	—	31
Benefits paid on insurance contracts, net	(173)	(64)	(181)	(418)
Changes in insurance reserves, net	(346)	(1,101)	(1)	(1,448)
Changes in deferred acquisition costs	59	—	17	76
Interest credited to other policyholder account balances	—	—	(5)	(5)
Other reinsurance expenses	(55)	—	(62)	(117)
Operating expenses excluding transactions costs	(7)	(6)	(44)	(57)
Interest expense	(11)	—	(5)	(16)
Current income tax recovery	—	—	1	1
Segment DOE	10	6	44	60
Corporate expenses				(13)
Interest expense on junior preferred shares				(11)
Depreciation expense				(3)
Income tax expenses				(12)
Transaction costs				(24)
Other mark-to-market on investments and derivatives				90
Other corporate activities				11
Less: Proportionate share of equity accounted investment adjusted earnings				(31)
Add: Income from equity accounted investments				62
Net income				$129

1.Net premiums in our Reinsurance segment are attributed to insurance contracts assumed from other companies.
2.Net premiums in our PRT segment include $1 million of insurance contracts ceded to other counterparties.
3.Net premiums in our Direct Insurance segment include $81 million of insurance contracts ceded to other counterparties.

FOR THE THREE MONTHS ENDED JUN. 30 2021 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Total
Net premiums	$—	$50	$—	$50
Other net investment income, including funds withheld	—	9	—	9
Segment revenues	—	59	—	59
Benefits paid on insurance contracts, net	—	(15)	—	(15)
Changes in insurance reserves, net	—	(39)	—	(39)
Other reinsurance expenses	—	—	—	—
Operating expenses excluding transactions costs	—	(6)	—	(6)
Segment DOE	—	(1)	—	(1)
Income tax expense				—
Other mark-to-market on investments and derivatives				3
Net income				$2

FOR THE SIX MONTHS ENDED JUN. 30 2021 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Total
Net premiums	$—	$52	$—	$52
Other net investment income, including funds withheld	—	20	—	20
Segment revenues	—	72	—	72
Benefits paid on insurance contracts, net	—	(26)	—	(26)
Changes in insurance reserves, net	—	(40)	—	(40)
Other reinsurance expenses	—	—	—	—
Operating expenses excluding transactions costs	—	(9)	—	(9)
Segment DOE	—	(3)	—	(3)
Income tax expense				—
Transaction costs				1
Other mark-to-market on investments and derivatives				7
Net income				$5
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, liabilities and common equity attributable to each segment.

AS AT JUN.30, 2022 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$7,782	$3,119	$28,912	$1,206	$41,019
Liabilities	6,806	2,828	25,359	4,718	39,711
Equity	976	291	3,553	(3,512)	1,308

AS AT DEC.31, 2021 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$7,921	$2,473	$—	$1,099	$11,493
Liabilities	6,803	2,269	—	986	10,058
Equity	1,118	204	—	113	1,435
1 .Other represents assets, liabilities and common equity attributable to other activities that do not constitute a segment.